SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Incremental borrowing rate	11.27%
Sales	$ 288
Paid royalties	$ 9
Employees monthly deposits rate	8.33%
Ordinary shares SEPA amount	$ 25,000
Short-term deposits		$ 700,000